Pension and Postretirement Benefit Plans and Defined Contribution Plans - Pension Plans in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
United States [Member] | Pension Plan [Member]
Pension plans with an ABO in excess of plan assets:
Fair value of plan assets	$ 13,051	$ 14,284
ABO	15,141	16,702
Pension plans with a PBO in excess of plan assets:
Fair value of plan assets	13,051	14,284
PBO	15,141	16,702
United States [Member] | U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Pension plans with an ABO in excess of plan assets:
ABO	1,280	1,495
Pension plans with a PBO in excess of plan assets:
PBO	1,280	1,495
Foreign Plan [Member] | Pension Plan [Member]
Pension plans with an ABO in excess of plan assets:
Fair value of plan assets	4,514	882
ABO	6,286	2,724
Pension plans with a PBO in excess of plan assets:
Fair value of plan assets	5,432	1,626
PBO	$ 7,571	$ 3,825